Related party transactions and balances - Balances with the major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Long-term prepayments to related parties	¥ 20,037	$ 3,144	¥ 23,591
Amounts due to related parties - current	23,290	3,655	77,939
Amounts due to related parties - non-current	1,000	$ 157	1,000
ZMI
Related Party Transaction [Line Items]
Long-term prepayments to related parties	¥ 20,037		23,591
ZMI | Maximum
Related Party Transaction [Line Items]
Notes payable term	6 months	6 months
ZMI | Minimum
Related Party Transaction [Line Items]
Notes payable term	3 months	3 months
Nominee Shareholders of Shanghai Zhixiang
Related Party Transaction [Line Items]
Amounts due to related parties - non-current	¥ 1,000		¥ 1,000